INVESTMENTS IN DEBT AND EQUITY SECURITIES (Summary of debt and equity securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Equity securities	$ 5,866	$ 7,283
Investments in debt and equity securities	$ 5,866	$ 7,283